FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/29/12

Item 1. Schedule of Investments.

Franklin High Income Trust
Statement of Investments, February 29, 2012 (unaudited)

Franklin High Income Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 0.0%†			
Automobiles & Components 0.0%			
[a,b]Cambridge Industries Liquidating Trust Interest	United States	4,853,892	$ —
Consumer Services 0.0%†			
[a,c]Station Casinos Inc., wts., 6/17/18	United States	136,789	157,307
Media 0.0%†			
[a,d]Dex One Corp.	United States	393,939	689,393
Total Common Stocks and Other Equity Interests (Cost $12,369,481)			846,700
Preferred Stocks (Cost $8,655,000) 0.2%			
Diversified Financials 0.2%			
GMAC Capital Trust I, 8.125%, pfd.	United States	346,200	8,128,776
		Principal Amount*	
Corporate Bonds 90.3%			
Automobiles & Components 3.8%			
[e]Allison Transmission Holdings Inc., senior note, 144A, 7.125%, 5/15/19	United States	15,000,000	15,525,000
Chrysler Group LLC/CG Co-Issuer Inc., senior secured note, 8.25%, 6/15/21	United States	17,000,000	17,255,000
Exide Technologies, senior secured note, 8.625%, 2/01/18	United States	9,600,000	7,512,000
Ford Motor Credit Co. LLC, senior note,			
7.00%, 4/15/15	United States	18,000,000	20,025,000
6.625%, 8/15/17	United States	15,000,000	17,019,480
5.00%, 5/15/18	United States	10,000,000	10,567,180
8.125%, 1/15/20	United States	5,000,000	6,251,975
5.75%, 2/01/21	United States	7,000,000	7,832,622
5.875%, 8/02/21	United States	10,000,000	11,176,910
The Goodyear Tire & Rubber Co., senior note, 8.25%, 8/15/20	United States	28,000,000	30,730,000
[e]International Automotive Components Group SL, senior secured note, 144A, 9.125%, 6/01/18	United States	20,000,000	18,000,000
[e]TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17	United States	10,000,000	11,175,000
			173,070,167
Banks 2.0%			
[e]CIT Group Inc.,			
secured bond, 144A, 7.00%, 5/02/17	United States	70,000,000	70,175,000
secured note, 144A, 6.625%, 4/01/18	United States	6,925,000	7,513,625
Regions Bank, sub. note, 7.50%, 5/15/18	United States	11,500,000	12,563,750
			90,252,375
Capital Goods 3.2%			
[e]Abengoa Finance SAU, senior note, 144A, 8.875%, 11/01/17	Spain	30,000,000	30,150,000
[e]Boart Longyear Management Property Ltd., senior note, 144A, 7.00%, 4/01/21	Australia	10,000,000	10,625,000
Case New Holland Inc., senior note, 7.875%, 12/01/17	United States	22,500,000	26,550,000
The Manitowoc Co. Inc., senior note, 9.50%, 2/15/18	United States	20,800,000	23,400,000
Meritor Inc., senior note, 10.625%, 3/15/18	United States	20,000,000	21,100,000
RBS Global & Rexnord Corp., senior note, 8.50%, 5/01/18	United States	25,000,000	27,062,500
RSC Equipment Rental Inc./RSC Holdings III LLC, senior note, 8.25%, 2/01/21	United States	5,300,000	5,644,500
			144,532,000
Commercial & Professional Services 1.1%			
[c,f]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	905
Interactive Data Corp., senior note, 10.25%, 8/01/18	United States	6,300,000	7,139,790
United Rentals North America Inc., senior sub. note, 8.375%, 9/15/20	United States	28,000,000	29,120,000
[e,g]UR Financing Escrow Corp., senior note, 144A, 7.625%, 4/15/22	United States	11,900,000	12,346,250
			48,606,945
Consumer Durables & Apparel 2.2%			
Jarden Corp., senior sub. note, 7.50%, 5/01/17	United States	25,000,000	27,687,500
KB Home, senior note, 6.25%, 6/15/15	United States	4,806,000	4,830,030
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	15,000,000	14,550,000
[e]Shea Homes LP/Funding Corp., senior secured note, 144A, 8.625%, 5/15/19	United States	18,500,000	18,731,250
Visant Corp., senior note, 10.00%, 10/01/17	United States	35,000,000	32,375,000
			98,173,780
Consumer Services 4.8%			
CKE Restaurants Inc., senior secured note, 11.375%, 7/15/18	United States	14,456,000	16,552,120

Quarterly Statement ofInvestments

I See Notes to Statement ofInvestments.

Franklin High Income Trust
Statement of Investments, February 29, 2012 (unaudited) *(continued)*

JBS USA LLC/Finance Inc., senior note,			
11.625%, 5/01/14	United States	15,000,000	17,418,750
[e]144A, 8.25%, 2/01/20	United States	8,300,000	8,590,500
Pinnacle Foods Finance LLC, senior note, 8.25%, 9/01/17	United States	26,500,000	28,818,750
			119,590,250
Health Care Equipment & Services 5.6%			
Amerigroup Corp., senior note, 7.50%, 11/15/19	United States	24,900,000	27,514,500
Aviv Healthcare Properties LP, senior note, 7.75%, 2/15/19	United States	10,000,000	10,275,000
Community Health Systems Inc., senior note, 8.875%, 7/15/15	United States	21,075,000	22,128,750
DaVita Inc., senior note, 6.375%, 11/01/18	United States	7,350,000	7,809,375
DJO Finance LLC, senior note, 7.75%, 4/15/18	United States	10,000,000	8,650,000
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	United States	15,000,000	15,825,000
[e]ExamWorks Group Inc., senior note, 144A, 9.00%, 7/15/19	United States	12,000,000	11,760,000
FMC Finance III SA, senior note, 6.875%, 7/15/17	Germany	10,000,000	11,150,000
HCA Holdings Inc., senior note, 7.75%, 5/15/21	United States	10,000,000	10,575,000
HCA Inc.,			
senior note, 6.50%, 2/15/16	United States	6,300,000	6,709,500
senior note, 8.00%, 10/01/18	United States	5,000,000	5,525,000
senior note, 7.50%, 2/15/22	United States	8,100,000	8,788,500
senior secured bond, 7.25%, 9/15/20	United States	4,300,000	4,708,500
senior secured note, 7.875%, 2/15/20	United States	15,000,000	16,612,500
senior secured note, 5.875%, 3/15/22	United States	14,050,000	14,436,375
[e]Health Management Associates Inc., senior note, 144A, 7.375%, 1/15/20	United States	15,300,000	16,026,750
MedAssets Inc., senior note, 8.00%, 11/15/18	United States	10,000,000	10,775,000
Tenet Healthcare Corp., senior secured bond, 8.875%, 7/01/19	United States	10,000,000	11,450,000
United Surgical Partners International Inc., senior sub. note,			
8.875%, 5/01/17	United States	8,500,000	8,914,375
[i]PIK, 9.25%, 5/01/17	United States	15,000,000	15,637,500
Vanguard Health Holding Co. II LLC/Inc., senior note, 8.00%, 2/01/18	United States	10,000,000	10,575,000
Vanguard Health Systems Inc., senior note, zero cpn., 2/01/16	United States	368,000	243,800
			256,090,425
Materials 7.8%			
[e]Ardagh Packaging Finance PLC, senior secured note, 144A, 7.375%, 10/15/17	Luxembourg	4,300,000	4,645,600
[e]Ardagh Packaging Finance PLC/MP Holdings USA Inc., senior note, 144A, 9.125%,			
10/15/20	Luxembourg	10,700,000	11,101,250
[e]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	42,000,000	39,103,680
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	20,000,000	18,150,000
Exopack Holding Corp., senior note, 10.00%, 6/01/18	United States	16,300,000	17,359,500
[e]FMG Resources August 2006 Pty. Ltd., senior note, 144A,			
7.00%, 11/01/15	Australia	9,200,000	9,798,000
6.875%, 2/01/18	Australia	25,000,000	26,500,000
8.25%, 11/01/19	Australia	5,650,000	6,271,500
Huntsman International LLC,			
senior note, 5.50%, 6/30/16	United States	1,100,000	1,104,125
senior sub. note, 8.625%, 3/15/21	United States	12,800,000	14,528,000
[e]Ineos Finance PLC, senior secured note, 144A,			
9.00%, 5/15/15	United Kingdom	15,000,000	15,975,000
8.375%, 2/15/19	United Kingdom	1,700,000	1,809,437
[e]Ineos Group Holdings Ltd., senior secured note, 144A, 8.50%, 2/15/16	United Kingdom	22,000,000	20,185,000
[e]Kinove German Bondco GmbH, senior secured note, 144A, 9.625%, 6/15/18	Germany	13,100,000	13,460,250
[e]MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17	United States	25,000,000	26,312,500
[f]NewPage Corp., senior secured note, 11.375%, 12/31/14	United States	30,000,000	18,225,000
Novelis Inc., senior note,			
8.375%, 12/15/17	Canada	5,000,000	5,500,000
8.75%, 12/15/20	Canada	14,700,000	16,464,000
[e]Reynolds Group Issuer Inc./LLC/SA,			
senior note, 144A, 9.00%, 5/15/18	United States	32,000,000	32,320,000
senior note, 144A, 9.00%, 4/15/19	United States	2,300,000	2,311,500
senior note, 144A, 9.875%, 8/15/19	United States	7,500,000	7,762,500
senior note, 144A, 8.25%, 2/15/21	United States	10,000,000	9,600,000
senior secured note, 144A, 7.875%, 8/15/19	United States	5,000,000	5,500,000
[e]Sealed Air Corp., senior note, 144A,			
8.125%, 9/15/19	United States	9,100,000	10,328,500
8.375%, 9/15/21	United States	4,400,000	5,060,000

Franklin High Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

[e]NXP BV/NXP Funding LLC, senior secured note, 144A, 9.75%, 8/01/18	Netherlands	10,000,000		11,331,250
				67,506,100
Software & Services 2.9%				
First Data Corp.,				
senior bond, 12.625%, 1/15/21	United States	10,792,000		11,385,560
senior note, 9.875%, 9/24/15	United States	403,000		410,053
senior note, 9.875%, 9/24/15	United States	2,011,000		2,056,247
[e]senior secured bond, 144A, 8.25%, 1/15/21	United States	30,000,000		29,175,000
Sitel LLC/Finance Corp., senior note, 11.50%, 4/01/18	United States	16,000,000		11,920,000
[e]Sterling Merger Inc., senior note, 144A, 11.00%, 10/01/19	United States	6,900,000		7,296,750
SunGard Data Systems Inc.,				
senior note, 7.625%, 11/15/20	United States	15,000,000		16,275,000
senior sub. note, 10.25%, 8/15/15	United States	15,000,000		15,712,500
West Corp., senior note, 7.875%, 1/15/19	United States	35,000,000		38,018,750
				132,249,860
Technology Hardware & Equipment 1.2%				
CDW LLC/Finance Corp., senior note,				
8.50%, 4/01/19	United States	30,000,000		32,250,000
[e]144A, 8.50%, 4/01/19	United States	7,325,000		7,856,063
[e]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	15,000,000		15,862,500
				55,968,563
Telecommunication Services 7.8%				
CenturyLink Inc., senior note, 6.45%, 6/15/21	United States	4,600,000		4,877,394
Cricket Communications Inc., senior note, 7.75%, 10/15/20	United States	38,000,000		37,952,500
Crown Castle International Corp.,				
senior bond, 7.125%, 11/01/19	United States	1,500,000		1,650,000
senior note, 9.00%, 1/15/15	United States	10,000,000		11,075,000
[e]Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15	Jamaica	20,000,000		20,450,000
[e]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	18,000,000		17,325,000
Frontier Communications Corp., senior note,				
8.25%, 4/15/17	United States	4,300,000		4,665,500
8.50%, 4/15/20	United States	25,000,000		27,187,500
8.75%, 4/15/22	United States	20,000,000		21,850,000
[e]Integra Telecom Inc., senior secured note, 144A, 10.75%, 4/15/16	United States	21,200,000		18,497,000
Intelsat Jackson Holdings SA, senior note,				
11.25%, 6/15/16	Luxembourg	15,100,000		16,006,000
7.25%, 10/15/20	Luxembourg	3,900,000		4,134,000
7.50%, 4/01/21	Luxembourg	30,000,000		31,875,000
Intelsat Luxembourg SA, senior note, 11.25%, 2/04/17	Luxembourg	7,100,000		7,339,625
MetroPCS Wireless Inc., senior note, 7.875%, 9/01/18	United States	10,000,000		10,775,000
[c,f]RSL Communications PLC,				
senior discount note, 10.125%, 3/01/08	United Kingdom	44,500,000		89,000
senior note, 12.00%, 11/01/08	United Kingdom	6,250,000		15,625
Sprint Nextel Corp., senior note,				
8.375%, 8/15/17	United States	40,000,000		39,400,000
[e]144A, 7.00%, 3/01/20	United States	9,800,000		9,983,750
[e]144A, 9.00%, 11/15/18	United States	21,950,000		24,529,125
[e]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	30,000,000		30,918,750
[e,j]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%,				
7/15/17	Italy	6,403,219	EUR	7,352,242
7/15/17	Italy	4,245,000		3,701,407
				351,649,418
Transportation 2.8%				
[e,f]American Airlines Inc., senior secured note, 144A, 7.50%, 3/15/16	United States	35,450,000		29,689,375
[e]Ceva Group PLC, senior secured note, 144A,				
11.625%, 10/01/16	United Kingdom	6,600,000		6,946,500
8.375%, 12/01/17	United Kingdom	14,900,000		14,937,250
11.50%, 4/01/18	United Kingdom	18,700,000		18,606,500
Hertz Corp., senior note,				
7.50%, 10/15/18	United States	12,200,000		13,221,750
6.75%, 4/15/19	United States	21,800,000		22,944,500
[e,g]144A, 6.75%, 4/15/19	United States	5,000,000		5,262,500

Franklin High Income Trust

Statement of Investments, February 29, 2012 (unaudited) *(continued)*

Marquette Transportation Co. Inc./Finance Corp., senior secured note, 10.875%, 1/15/17	United States	15,000,000	15,750,000
			127,358,375
Utilities 2.1%			
[e]Calpine Corp., senior secured note, 144A,			
7.875%, 7/31/20	United States	5,000,000	5,550,000
7.50%, 2/15/21	United States	23,000,000	25,070,000
7.875%, 1/15/23	United States	5,000,000	5,475,000
CMS Energy Corp., senior note, 8.75%, 6/15/19	United States	10,000,000	12,189,780
[e]Intergen NV, senior secured note, 144A, 9.00%, 6/30/17	Netherlands	20,000,000	21,212,500
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc., senior secured note,			
B, 15.00%, 4/01/21	United States	14,200,000	6,035,000
[e]144A, 11.50%, 10/01/20	United States	30,000,000	20,400,000
			95,932,280
Total Corporate Bonds (Cost $3,954,572,699)			4,093,749,014
[i]Senior Floating Rate Interests 0.7%			
Media 0.4%			
Cumulus Media Holdings Inc., Second Lien Term Loan, 7.50%, 9/16/19	United States	15,000,000	15,034,380
Univision Communications Inc., Initial Term Loan, 2.244%, 9/29/14	United States	3,795,847	3,745,552
			18,779,932
Utilities 0.3%			
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.757%, 10/10/17	United States	19,083,845	10,694,912
Total Senior Floating Rate Interests (Cost $33,470,863)			29,474,844
Total Investments before Short Term Investments (Cost $4,009,068,043)			4,132,199,334
		Shares	
Short Term Investments 8.3%			
Money Market Funds (Cost $225,692,042) 5.0%			
[a,k]Institutional Fiduciary Trust Money Market Portfolio	United States	225,692,042	225,692,042
		Principal Amount	
Repurchase Agreements (Cost $149,361,824) 3.3%			
[l]Joint Repurchase Agreement, 0.149%, 3/01/12 (Maturity Value $149,362,444) BNP Paribas Securities Corp. (Maturity Value $9,955,007) Credit Suisse Securities (USA) LLC (Maturity Value $24,888,264) Deutsche Bank Securities Inc. (Maturity Value $31,145,057) HSBC Securities (USA) Inc. (Maturity Value $19,910,014) Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $19,910,014) Morgan Stanley & Co. LLC (Maturity Value $6,222,439) UBS Securities LLC (Maturity Value $37,331,649) Collateralized by U.S. Government Agency Securities, 0.00% - 8.20%, 3/02/12 – 8/06/38; [m]U.S. Government Agency Discount Notes, 3/01/12 - 2/14/13; U.S. Government Agency Strips, 3/15/12 - 7/15/37; [m]U.S. Treasury Bills, 5/24/12 - 7/26/12; U.S. Treasury Bonds, 7.25%, 5/15/16; and U.S. Treasury Notes, 0.25% - 4.50%, 2/28/13 - 10/31/16 (valued at $152,445,825)	United States	149,361,824	149,361,824
Total Investments (Cost $4,384,121,909) 99.5%			4,507,253,200
Other Assets, less Liabilities 0.5%			24,541,225
Net Assets 100.0%			$ 4,531,794,425

[†]Rounds to less than 0.1% of net assets.
[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]See Note 5 regarding restricted securities.
[c]Security has been deemed illiquid because it may not be able to be sold within seven days. At February 29, 2012, the aggregate value of these securities was $262,837, representing 0.01% of net assets.

Franklin High Income Trust

Statement of Investments, February 29,2012 (unaudited) (continued)

dAt February 29, 2012, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading this security for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information. e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trusfs Board of Trustees. At February 29, 2012, the aggregate value of these securities was $1,440,922,701, representing 31.80% of net assets. fDefaulted security or security for which income has been deemed uncollectible.

9 A portion or all of the security purchased on a when-issued or delayed delivery basis. h Perpetual security with no stated maturity date. i The coupon rate shown represents the rate at period end. j Income may be received in additional securities and/or cash. kThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

I Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 29, 2012, all repurchase agreements had been entered into on that date. mThe security is traded on a discount basis with no stated coupon rate.

Franklin High Income Trust
Statement of Investments, February 29, 2012 (unaudited) *(continued)*

ABBREVIATIONS

Counterparty

BOFA - Bank of America Corp.
BZWS - Barclays Bank PLC
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG

Currency

EUR - Euro

Selected Portfolio

FICO - Financing Corp.
FRN - Floating Rate Note
PIK - Payment-In-Kind

Shares	Issuer	Acquisition Date	Cost	Value
4,853,892	Cambridge Industries Liquidating Trust Interest (0.00% of Net Assets)	1/09/02	$ -	$ -

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended February 29, 2012, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates							
Harvard Industries Inc.	793,966	-	793,966	-	$ -	$ -	$ (25,538,478)

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

- Level 1 – quoted prices in active markets for identical securities
- Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
- Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of February 29, 2012, in valuing the Fund's assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Consumer Services	$ -	$ -	$ 157,307	$ 157,307
Other Equity Investments[b]	8,818,169	-	- [c]	8,818,169
Corporate Bonds	-	4,093,643,484	105,530	4,093,749,014
Senior Floating Rate Interests	-	29,474,844	-	29,474,844
Short Term Investments	225,692,042	149,361,824	-	375,053,866
Total Investments in Securities	$ 234,510,211	$ 4,272,480,152	$ 262,837 [c]	$ 4,507,253,200
Swaps	-	4,948,633	-	4,948,633
Liabilities:				
Forward Exchange Contracts	-	98,117	-	98,117

[a]Includes common and preferred stocks as well as other equity investments.

[b]For detailed categories, see the accompanying Statement of Investments.

[c]Includes securities determined to have no value at February 29, 2012.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/ Laura F. Fergerson___

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson __

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  April 26, 2012

By /s/ Gaston Gardey _______

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  April 26, 2012